Long-term debt - Schedule of Debt (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2017 NOK (kr)	Jul. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Sep. 30, 2013 USD ($)	Jul. 31, 2013 USD ($)	Apr. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)
Debt Instrument [Line Items]
Protection payments	$ 81,000,000
Total debt principal	8,701,000,000				$ 9,608,000,000
Less: Debt balance held as subject to compromise	(7,705,000,000)				0
Debt balance not subject to compromise	996,000,000				9,608,000,000
Less: current interest bearing debt not subject to compromise	(511,000,000)				(3,230,000,000)
Long-term interest bearing debt not subject to compromise	485,000,000				6,378,000,000
Unamortized debt issuance costs	66,000,000
Secured Debt
Debt Instrument [Line Items]
Total debt principal	5,581,000,000				6,450,000,000
Unsecured bonds
Debt Instrument [Line Items]
Less: Debt balance held as subject to compromise	(5,371,000,000)
$1,500 million facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,500,000,000
Total debt principal	1,112,000,000				1,219,000,000
$1,350 million facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,350,000,000
Total debt principal	931,000,000				1,046,000,000
$2,000 million facility (NADL) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	2,000,000,000
Total debt principal	897,000,000				1,033,000,000
$1,750 million facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt, face amount								$ 1,750,000,000
$1,750 million facility (Sevan Drilling) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,750,000,000
Total debt principal	856,000,000				945,000,000
$950 million facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	950,000,000						$ 950,000,000
Total debt principal	558,000,000				622,000,000
$1,450 million facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,450,000,000										$ 1,450,000,000
Total debt principal	318,000,000				353,000,000
$450 million Eminence facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	450,000,000
Total debt principal	261,000,000				278,000,000
$360 facility (Asia Offshore Drilling) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	360,000,000									$ 360,000,000
Total debt principal	210,000,000				237,000,000
$300 million facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	300,000,000								$ 300,000,000
Total debt principal	142,000,000				162,000,000
$400 million facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	400,000,000			$ 400,000,000										$ 400,000,000
Total debt principal	133,000,000				190,000,000
$450 million facility (2015) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	450,000,000					$ 450,000,000
Total debt principal	101,000,000				175,000,000
$440 million facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	440,000,000			$ 440,000,000								$ 440,000,000
Total debt principal	62,000,000				190,000,000
Credit facility, Ship Finance International Loans, Total [Member] | Secured Debt
Debt Instrument [Line Items]
Total debt principal	786,000,000				883,000,000
$390 million facility (SFL Deepwater) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	390,000,000
Total debt principal	226,000,000				248,000,000
$375 million facility (SFL Hercules) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	375,000,000
$475 million facility (SFL Linus) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	475,000,000
Total debt principal	309,000,000				356,000,000
Total unsecured bonds | Unsecured bonds
Debt Instrument [Line Items]
Total debt principal	2,334,000,000				2,275,000,000
$1,000 million bond | Unsecured bonds
Debt Instrument [Line Items]
Debt, face amount	1,000,000,000												$ 1,000,000,000
Total debt principal	843,000,000				843,000,000
NOK1,800 million bond | Unsecured bonds
Debt Instrument [Line Items]
Debt, face amount | kr			kr 1,800,000,000
Total debt principal	231,000,000				210,000,000
$500 million bond | Unsecured bonds
Debt Instrument [Line Items]
Debt, face amount	500,000,000
Total debt principal	479,000,000				479,000,000
NOK1,500 million bond (NADL) | Unsecured bonds
Debt Instrument [Line Items]
Debt, face amount | kr			kr 1,500,000,000
Total debt principal	182,000,000				165,000,000
$ 600 million bond (NADL) | Unsecured bonds
Debt Instrument [Line Items]
Debt, face amount	600,000,000
Total debt principal	413,000,000				413,000,000
SEK 1,500 million bond | Unsecured bonds
Debt Instrument [Line Items]
Debt, face amount | kr		kr 1,500,000,000
Total debt principal	$ 186,000,000				$ 165,000,000